Balances and Transactions with Related Parties - Information Detailed in the Tables below Shows the Balances with Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of balance and transactions with related parties [line items]
Other receivables Non Current	$ 648	$ 337	$ 158
Other receivables Current	1,159	552	381
Trade receivables Current	1,654	1,620	973
Revenues	18,448	19,293	17,311
Costs and expenses	13,348	13,910	13,853
Investment in financial assets Non Current	0	0	8
Investment in financial assets Current	262	390	264
Accounts payable Current	2,238	2,879	2,319
Current contract liabilities	117	73	69
Current contract Assets	3	30	10
Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	7	5	5
Trade receivables Current	39	79	47
Revenues	521	556	449
Costs and expenses	283	286	299
Net interest income (loss)	0	2	2
Investment in financial assets Non Current		0	4
Investment in financial assets Current	4	3	4
Accounts payable Current	36	67	59
Current contract liabilities	0	0
Current contract Assets	3	16	3
Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Non Current	200	159	43
Other receivables Current	29	30	1
Trade receivables Current	65	21	6
Revenues	185	72	55
Costs and expenses	215	139	130
Net interest income (loss)		0	1
Investment in financial assets Non Current		0	4
Investment in financial assets Current	5	4
Accounts payable Current	41	25	18
Current contract liabilities	44
Joint Ventures and Associates [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Non Current	200	159	43
Other receivables Current	36	35	6
Trade receivables Current	104	100	53
Revenues	706	628	504
Costs and expenses	498	425	429
Net interest income (loss)	0	2	3
Investment in financial assets Non Current		0	8
Investment in financial assets Current	9	7	4
Accounts payable Current	77	92	77
Current contract liabilities	44	0
Current contract Assets	3	16	3
CDS [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	1	1
Revenues	7	1	0
YPF Gas [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	0	1	1
Trade receivables Current	10	20	6
Revenues	86	67	52
Costs and expenses	3	3	6
Net interest income (loss)	0	0	1
Accounts payable Current	1	1	1
Oldelval [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Non Current	154	140	43
Other receivables Current	13	4	0
Revenues	1	1	0
Costs and expenses	122	62	60
Investment in financial assets Non Current		0	4
Investment in financial assets Current	4	4
Accounts payable Current	33	13	10
Termap [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Costs and expenses	20	23	22
Accounts payable Current	2	3	2
GPA [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Costs and expenses	23	21	16
Accounts payable Current	2	4	1
OTAMERICA [Member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Non Current	46	19
Other receivables Current		8
Trade receivables Current	1
Revenues	4
Costs and expenses	47	30	26
Investment in financial assets Current	1
Accounts payable Current	3	4	4
Gas Austral [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Revenues	3	3	3
VMOS [Member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	16	17
Trade receivables Current	53
Revenues	84
Current contract liabilities	44
YPF EE [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	6	5	5
Trade receivables Current	6	4	5
Revenues	22	25	24
Costs and expenses	134	110	115
Net interest income (loss)		0	1
Investment in financial assets Non Current		0	4
Investment in financial assets Current	4	3
Accounts payable Current	32	43	39
Profertil [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	0	14	15
Revenues	74	100	73
Costs and expenses	110	121	135
Accounts payable Current	0	17	15
MEGA [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	33	50	15
Revenues	366	362	256
Costs and expenses	1	10	3
Net interest income (loss)	0	0	1
Accounts payable Current	0	1	0
Current contract liabilities	0	0
Current contract Assets	3	16	3
Refinor [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	0	11	12
Revenues	59	68	94
Costs and expenses	10	11	22
Net interest income (loss)	0	2
Investment in financial assets Current			4
Accounts payable Current	0	1	1
OLCLP [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Revenues	0	1	1
Costs and expenses	5	14	13
Accounts payable Current	0	3	2
Sustentator [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Revenues	0	0	1
CT Barragan [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Costs and expenses		0	0
OTA [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	1
Costs and expenses	23	20	8
Accounts payable Current	4	2	1
OTC [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Costs and expenses	$ 0	0	3
Accounts payable Current		$ 0	$ 1